Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes (Tables) [Line Items]
Schedule of Components of Income Tax Expense Benefit	The total provision (benefit) for income taxes is comprised of the following:
Federal	December 31, 2022	December 31, 2021
Current	$216,203	$—
Deferred	(246,333)	(62,014)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	246,333	62,014
Income tax provision	$216,203	$—

Schedule of Deferred Tax Assets and Liabilities	The net deferred tax assets and liabilities in the accompanying balance sheets included the following components:
	December 31, 2022	December 31, 2021
Deferred tax assets
Start-up costs	$308,347	$38,019
Unrealized gain/loss	—	—
Net operating loss	—	23,995
Total deferred tax asset (liability)	308,347	62,014
Valuation allowance	(308,347)	(62,014)
Deferred tax asset (liability) net of allowance	$—	$—

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (approximate) is as follows:
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrants	(22.80)%	(22.00)%
Warrant issuance costs	0.00%	0.20%
Valuation allowance	13.39%	0.80%
Income tax provision expense (benefit)	11.59%	(0.00)%

VASO CORPORATION [Member]
Income Taxes (Tables) [Line Items]
Schedule of Components of Income Tax Expense Benefit	The provision for income taxes consisted of the following:
	(in thousands) Year ended December 31,
	2022	2021
Current provision
Federal	$—	$—
State	36	47
Foreign	9	52
Total current provision	45	99

Deferred provision (benefit)
Federal	(3,724)	41
State	(1,064)	11
Foreign	—	—
Total deferred provision (benefit)	(4,788)	52

Total income tax provision (benefit)	$(4,743)	$151

Effective income tax rate	66.52%	2.42%

Schedule of Deferred Tax Assets and Liabilities	The components of our deferred tax assets and liabilities are summarized as follows:
	(in thousands)
	December 31, 2022	December 31, 2021
Deferred Tax Assets:
Net operating loss carryforwards	$8,367	$10,015
Amortization	328	343
Stock-based compensation	7	5
Allowance for doubtful accounts	99	125
Reserve for slow moving inventory	46	47
Tax credits	416	454
Expense accruals	908	786
Deferred revenue	1,835	1,330
Total gross deferred taxes	12,006	13,105
Valuation allowance	(4,543)	(10,769)
Net deferred tax assets	7,463	2,336

Deferred Tax Liabilities:
Deferred commissions	(464)	(325)
Goodwill	(1,962)	(1,703)
Depreciation	(30)	(89)
Total deferred tax liabilities	(2,456)	(2,117)

Total deferred tax assets (liabilities)	5,007	219

Recorded as:
Non-current deferred tax assets	5,007	219
Non-current deferred tax liabilities	—	—
Total deferred tax assets (liabilities)	$5,007	$219

Schedule of Effective Income Tax Rate Reconciliation	The following is a reconciliation of the effective income tax rate to the federal statutory rate:
	For the year ended
	December 31, 2022	December 31, 2021
	%	%
Federal statutory rate	21.00	21.00
State income taxes	6.13	2.70
Change in valuation allowance relating to operations	(87.30)	(21.32)
Foreign tax rate differential	(0.78)	(0.84)
R&D credit	0.54	(0.08)
PPP Loan forgiveness	—	(11.87)
Nondeductible expenses	0.20	0.06
Other	(6.31)	12.77
	(66.52)	2.42

Schedule of Geographical Breakdown of Income (Loss) Before Provision for Income Taxes	The following is a geographical breakdown of income before the provision for income taxes:
	(in thousands) Year ended December 31,
	2022	2021
Domestic	$6,823	$5,720
Foreign	307	531
Income before provision for income taxes	$7,130	$6,251

Schedule of the Valuation Allowance Activity	The activity in the valuation allowance is set forth below:
	(in thousands)
	2022	2021
Valuation allowance, January 1,	$10,769	$12,145
Partial release of allowance	(4,840)	—
Change in valuation allowance	(1,386)	(1,376)
Valuation allowance, December 31,	$4,543	$10,769